Document and Entity Information	6 Months Ended
Dec. 31, 2020
Document and Entity Information
Entity Registrant Name	Color Star Technology Co., Ltd.
Entity Central Index Key	0001747661
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Type	6-K
Document Fiscal Year Focus	2021
Document Period End Date	Dec. 31, 2020
Document Fiscal Period Focus	Q2
Entity File Number	333-226308